Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in the carrying amount of goodwill

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2018	(Note 25.5)	differences	2018	(Note 25.5)	differences	2019
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Globe Specialty Metals, Inc.	205,287	—	(2,439)	202,848	(174,008)	862	29,702
Total	205,287	—	(2,439)	202,848	(174,008)	862	29,702

Schedule of key assumptions used in the determination of recoverable value

	2019		2018
	U.S.	Canada	U.S.	Canada
Weighted average cost of capital	11.1%	11.5%	11.0%	10.5%
Long-term growth rate	2.0%	2.0%	2.0%	2.0%
Normalized tax rate	21.0%	26.6%	22.0%	26.5%

Schedule of sensitivity to changes in assumptions affecting impairment

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		cash flows
		value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Goodwill	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
	(in millions of US$)
Electrometallurgy - U.S.	29.7	5.3	44.1	(35.0)	(4.5)	4.5	(62.0)	62.0
Total	29.7